Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2013		2012		2011
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS

Net income / (loss)	$(21,205)	$(21,205)	$54,639	$54,639	$107,497	$107,497

Weighted average number of basic shares outstanding	81,328,390	81,328,390	81,083,485	81,083,485	81,081,774	81,081,774
Incremental shares	-	-	-	-	-	42,574
Weighted average number of diluted common shares outstanding	-	81,328,390	-	81,083,485	-	81,124,348

Earnings / (loss) per share	$(0.26)	$(0.26)	$0.67	$0.67	$1.33	$1.33